Long-Lived Assets Located at Respective Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-lived assets
Total long lived assets	$ 384,173	$ 324,931
PRC
Long-lived assets
Long-lived assets	342,919	288,978
United States
Long-lived assets
Long-lived assets	30,110	28,546
Rest of the World
Long-lived assets
Long-lived assets	$ 11,144	$ 7,407